GENERAL (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended
	May 31, 2020	Mar. 31, 2018
Idaptive [Member]
General [Line Items]
Total gross consideration	$ 68,603
Acquisition costs	$ 2,932
Vaultive [Member]
General [Line Items]
Total gross consideration		$ 18,471
Acquisition costs		$ 268